REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue and revenue from segments

USDm	2025	2024	2023
Disaggregation of revenue
Transportation of oil products and chemicals	1,314.2	1,544.0	1,491.4
Scrubbers and related services	18.7	9.1	21.7
Welding and mounting	4.3	4.9	5.3
Others	2.3	1.2	2.0
Total revenue	1,339.5	1,559.2	1,520.4
Tanker segment	1,314.2	1,544.0	1,491.4
Marine Engineering segment	37.2	29.6	48.0
Intersegment elimination	(11.9)	(14.4)	(19.0)
Total revenue	1,339.5	1,559.2	1,520.4

Schedule of customer contract balances

USDm	2025	2024	2023
Customer contract balances
Trade receivables	214.7	183.9	211.0
Customer contract assets¹⁾	1.6	2.4	2.5
Customer contract liabilities²⁾	(2.3)	(7.5)	(3.4)
Total	214.0	178.8	210.1
1) Recognized in prepayments.
2) Recognized in prepayments from customers.